CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Goodwill	€ 785,182	€ 785,182
Intangible assets	1,138,173	979,290
Property, plant and equipment	1,353,165	1,226,630
Investments and other financial assets	54,509	42,841
Deferred tax assets	168,757	152,221
Total non-current assets	3,499,786	3,186,164
Inventories	540,575	460,617
Trade receivables	185,000	184,260
Receivables from financing activities	1,143,968	939,607
Current tax receivables	14,306	12,438
Other current assets	122,224	76,471
Current financial assets	13,500	40,084
Cash and cash equivalents	1,344,146	1,362,406
Total current assets	3,363,719	3,075,883
Total assets	6,863,505	6,262,047
Equity and liabilities
Equity attributable to owners of the parent	2,205,898	1,785,186
Non-controlling interests	5,518	4,018
Total equity	2,211,416	1,789,204
Employee benefits	101,200	59,985
Provisions	150,868	155,335
Deferred tax liabilities	95,973	113,474
Debt	2,630,011	2,724,745
Other liabilities	726,775	687,462
Other financial liabilities	36,520	2,140
Trade payables	797,832	713,807
Current tax payables	112,910	15,895
Total equity and liabilities	€ 6,863,505	€ 6,262,047